Derivative Warrant Liabilities - Summary of Derivative Warrant Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Change in fair value recognized in profit or loss	$ 12,995
Converted to common shares	(35,521)
Unrealized foreign exchange loss	22
Balance, end of year	428
Secured Convertible Note Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	6,683
Unsecured Convertible Notes Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	3,961
Agent Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	504
Series A and Series B Warrants
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Fair value on issuance	$ 11,784